Share-based compensation - Disclosure of Movements in the Number of Share Options (Details)	6 Months Ended
Jun. 30, 2023 shares SFr / shares
Personnel Expenses [Abstract]
Number of instruments outstanding, beginning of period (in shares) | shares	982,906
Weighted average exercise price of instruments outstanding at beginning of period (in CHF per share) | SFr / shares	SFr 2.05
Number of share options outstanding at beginning of period (in shares) | shares	282,105
Weighted average exercise price of share options outstanding at beginning of period (in CHF per share) | SFr / shares	SFr 6.89
Number of PSU and RSU outstanding at beginning of period (in shares) | shares	700,801
Weighted average exercise price of PSU and RSU outstanding at beginning of period (in CHF per share) | SFr / shares	SFr 0.10
Number of instruments granted (in shares) | shares	1,194,856
Weighted average exercise price of instruments granted (in CHF per share) | SFr / shares	SFr 0.10
Number of share options granted (in shares) | shares	0
Weighted average exercise price of share options granted (in CHF per share) | SFr / shares	SFr 0
Number of RSU and PSU granted (in shares) | shares	1,194,856
Weighted average exercise price (in CHF per shares) | SFr / shares	SFr 0.10
Number of instruments forfeited, performance adjustment (in shares) | shares	(74,169)
Weighted average exercise price of instruments forfeited, performance adjustment (in CHF per share) | SFr / shares	SFr 0.10
Number of share options forfeited, performance adjustment (in shares) | shares	0
Weighted average exercise price of share options forfeited, performance adjustment (in CHF per share) | SFr / shares	SFr 0
Number of PSU and RSU forfeited, performance adjustment (in shares) | shares	(74,169)
Weighted average exercise price of PSU and RSU forfeited, performance adjustment (in CHF per share) | SFr / shares	SFr 0.10
Number of instruments forfeited (in shares) | shares	(30,375)
Weighted average exercise price of instruments forfeited (in CHF per share) | SFr / shares	SFr 0.10
Number of share options forfeited (in shares) | shares	0
Weighted average exercise price of share options forfeited (in CHF per share) | SFr / shares	SFr 0
Number of PSU and RSU forfeited (in shares) | shares	(30,375)
Weighted average exercise price of PSU and RSU forfeited (in CHF per share) | SFr / shares	SFr 0.10
Number of instruments expired (in shares) | shares	0
Weighted average exercise price of instruments expired (in CHF per share) | SFr / shares	SFr 0
Number of share options expired (in shares) | shares	0
Weighted average exercise price of share options expired (in CHF per share) | SFr / shares	SFr 0
Number of PSU and RSU expired (in shares) | shares	0
Weighted average exercise price of PSU and RSU expired (in CHF per share) | SFr / shares	SFr 0
Number of instruments exercised (in shares) | shares	(286,098)
Weighted average exercise price of instruments exercised (in CHF per share) | SFr / shares	SFr 0.10
Number of share options exercised (in shares) | shares	0
Weighted average exercise price of share options exercised (in CHF per share) | SFr / shares	SFr 0
Number of PSU and RSU exercised (in shares) | shares	(286,098)
Weighted average exercise price of PSU and RSU exercised (in CHF per share) | SFr / shares	SFr 0.10
Number of instruments outstanding, end of period (in shares) | shares	1,787,120
Weighted average exercise price of instruments outstanding at end of period (in CHF per share) | SFr / shares	SFr 1.17
Number of share options outstanding at end of period (in shares) | shares	282,105
Weighted average exercise price of share options outstanding at end of period (in CHF per share) | SFr / shares	SFr 6.89
Number of PSU and RSU outstanding at end of period (in shares) | shares	1,505,015
Weighted average exercise price of PSU and RSU outstanding at end of period (in CHF per share) | SFr / shares	SFr 0.10